As filed with the Securities and Exchange Commission on July 31, 1997
                                                      REGISTRATION NO. 33-37129
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------
                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6
                                   ----------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                                   ----------
                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                              (EXACT NAME OF TRUST)
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                                   ----------
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                                   ----------
                             DONA D. YOUNG, ESQUIRE
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
                                   ----------
                                   COPIES TO:

                               EDWIN L. KERR, ESQ.
                                     COUNSEL
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                           HARTFORD, CONNECTICUT 06115
                                   ----------

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on            pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1); or
[ ] on            pursuant to paragraph (a)(1) of Rule 485.
[ ] this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has chosen to register an indefinite amount of securities being offered. On February 21, 1997, the Registrant filed its Rule 24f-2 Notice for the most recent fiscal year.
================================================================================

                                EXPLANATORY NOTE


Pursuant to the SEC staff's position in No-Action letters concerning annual update requirements for inactive contracts (e.g., Great West Life and Annuity Insurance Co. (pub. avail. Oct. 23, 1990)), Registrant no longer files annual post-effective amendments to this Form N-4. This post-effective amendment is filed only for the purpose of including the new "reasonableness" representation as to contract charges as required by the National Securities Markets Improvement Act of 1996, pursuant to the Commission's interpretation set forth in the general guidance letter dated November 7, 1996.

The following pages from the Post-Effective Amendment Nos. 2, 3 and 4 to the Registration Statement on Form S-6 filed with the Securities and Exchange Commission on June 23, 1992, July 2, 1992 and July 16, 1992, respectively, are incorporated herein by reference thereto:

      Cross Reference Pages to Items Required by Form N-8B-2

      Prospectus, pages 1 through 32

      ICAP Variable Life Account One Financial Statements for December 31, 1991 and 1990

      ICAP Variable Life Account One Financial Statements for June 30, 1992 (unaudited)

      Phoenix Mutual Financial Statements for December 31, 1991 and 1990

      Phoenix Home Life Supplemental Financial Statements for December 31, 1991

      Appendix A, pages A-1 through A-14, and Appendix B

      Part II, pages II-1 through II-4

      Exhibits, except Exhibits 6 and 7

                          REASONABLENESS REPRESENTATION

         Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Home Life Variable Universal Life Account certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 31st day of July, 1997.



                             PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                             -------------------------------------------------
                                              (Registrant)

                             By:  PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                  ------------------------------------------
                                               (Depositor)

                             By:  /s/ Dona D. Young
                                 -------------------------------------------
                                   *Dona D. Young, Executive Vice President,
                                   Individual Insurance and General Counsel

ATTEST: /s/ John H. Beers
       ------------------------------------
       John H. Beers, Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 1997.


               SIGNATURE                     TITLE
               ---------                     -----


                                             Director
---------------------------------------
            *Sal H. Alfiero

                                             Director
---------------------------------------
           *J. Carter Bacot

                                             Director
---------------------------------------
            *Carol H. Baldi

                                             Director
---------------------------------------
          *Peter C. Browning

                                             Director
---------------------------------------
            Arthur P. Byrne

                                             Director
---------------------------------------
          *Richard N. Cooper

                                             Director
---------------------------------------
           *Gordon J. Davis

                                             Chairman of the Board, President
---------------------------------------      and Chief Executive Officer
         *Robert W. Fiondella                (Principal Executive Officer)

                                             Director
---------------------------------------
         *Jerry J. Jasinowski

                                             Director
---------------------------------------
          *John W. Johnstone



                                     S-1(c)

               SIGNATURE                     TITLE
               ---------                     -----


                                             Director
---------------------------------------
         *Marilyn E. LaMarche

                                             Director
---------------------------------------
         *Philip R. McLoughlin

                                             Director
---------------------------------------
            Indra K. Nooyi

                                             Director
---------------------------------------
          *Charles J. Paydos

                                             Director
---------------------------------------
          *Herbert Roth, Jr.

                                             Executive Vice President and
---------------------------------------      Chief Financial Officer
          *David W. Searfoss                (Principal Accounting and Financial
                                             Officer)

                                             Director
---------------------------------------
           *Robert F. Vizza

                                             Director
---------------------------------------
           *Robert G. Wilson



By:     /s/ Dona D. Young
    -----------------------------------
* Dona D. Young as Attorney in Fact pursuant to Powers of Attorney, copies of which are incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement 33-6793 on Form S-6 filed April 22, 1996.


                                     S-2(c)